Fair Value Measurements (Schedule Of Available For Sale Securities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Cost	$ 16,638	$ 8,442
Gross unrealized losses	0	0
Gross Unrealized Gains	1,609	1,283
Fair value	18,247	9,725
Available-for-sale Securities [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Cost	369	659
Gross unrealized losses	0	0
Gross Unrealized Gains	1,609	1,283
Fair value	1,978	1,942
Cost-method Investments [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Cost	16,269	7,783
Gross unrealized losses	0	0
Gross Unrealized Gains	0	0
Fair value	$ 16,269	$ 7,783